CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Jun. 30, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 17,805	$ 1,943
Cryptocurrencies	141,888
Other receivables	3,715,962
Other receivables - related party	354,903
Prepayments	20,625	130,088
Security deposit	1,151,851
GST tax receivable	349,960
Current assets of discontinued operations		32,389,683
Total current assets	5,752,994	32,521,714
OTHER ASSETS
Prepayments	18,175,800
Property and equipment, net	8,026,130
Cost method investment	3,000,000
Other assets of discontinued operations		8,354,114
Total other assets	29,201,930	8,354,114
Total assets	34,954,924	40,875,828
CURRENT LIABILITIES
Convertible debenture		1,300,000
Other payables and accrued liabilities	299,968	218,045
Other payables - related parties	0	720,809
Current liabilities of discontinued operations		36,458,438
Total current liabilities	299,968	38,697,292
OTHER LIABILITIES
Other liabilities of discontinued operations		3,798,524
Total other liabilities		3,798,524
Total liabilities	299,968	42,495,816
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 300,000,000 shares authorized, 91,857,298 and 40,716,642 shares issued and outstanding as of June 30, 2022 and 2021, respectively	918,573	407,167
Additional paid-in capital	69,719,807	32,175,798
Deferred share compensation		(21,140)
Statutory reserves		1,670,367
Accumulated deficit	(35,983,424)	(38,574,620)
Accumulated other comprehensive income		1,120,774
Total Bit Origin Ltd shareholders' equity	34,654,956	(3,221,654)
NONCONTROLLING INTERESTS		1,601,666
Total equity	34,654,956	(1,619,988)
Total liabilities and shareholders' equity	$ 34,954,924	$ 40,875,828